Securities purchased (sold) under resale (repurchase) agreements - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities purchased under agreements to resell [Abstract]
Securities purchased under agreements to resell presented as cash equivalents	R$ 1,071,328	R$ 593,673	R$ 654,057
Securities sold under repurchase agreements, interest rate	9.14%	1.89%